[OBJECT OMITTED]
--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------



                                February 12, 1999

TO:   Our Unit Holders

On December 31, 1998, the net asset value of the Clearwater Growth Fund was $25.92 per unit. The net asset value of the Clearwater Small Cap Fund was $13.08 per unit. On a total return basis for 1998, the Clearwater Growth Fund increased by 22.7% and the Clearwater Small Cap Fund decreased by 7.1%. For comparative purposes, the Russell 1000 increased by 27.0% and the Russell 2000 decreased by 2.5%. For the fourth quarter, the Clearwater Growth Fund increased 21.9% and the Clearwater Small Cap Fund increased 15.9%. The Russell 1000 increased 30.1% and the Russell 2000 increased 16.3%.

Beginning with this report the Growth Fund's benchmark is being changed from the S&P 500 to the Russell 1000 index because the Fund's objective is now to track the Russell 1000 to the extent consistent with the twin objective of realizing minimal capital gains. Additionally, The Russell 1000 has proven to be an equally good historical benchmark for the Fund as previously managed.

Parametric Portfolio Associates, the subadvisor for the Clearwater Growth Fund, made the following comments:

   "1998 was a tumultuous year for the U.S. stock markets. Solid first half gains were erased in a later summer sell-off and replaced in a year-end rally. Large cap growth securities dominated all alternatives as evidenced by the 45% annual return posted by the Russell Top 200 Growth Index.

   In late 1997 Clearwater directed Parametric to begin evolving the Clearwater Growth Fund to passively track the Russell 1000 Index. Central to this mandate was the desire to realize minimal capital gains and remain cognizant of the tax consequences of all portfolio activities. Pursuant to these instructions, Parametric slowly reduced tracking error (relative to the Russell 1000 Index) from an initial 4.8% to a current 2.7% while realizing little or no capital gains.

                           Clearwater Growth Fund 1998

     ------------------------------------- -----------------------------------
                                                    1998 Performance
     ------------------------------------- -----------------------------------
     Russell 1000  (Large Cap)                           27.0%
     ------------------------------------- -----------------------------------
     Russell Mid Cap                                     10.0%
     ------------------------------------- -----------------------------------
     Russell 2000 (Small Cap)                            -2.5%
     ------------------------------------- -----------------------------------
     Clearwater Growth Fund                              22.7%
     ------------------------------------- -----------------------------------

   The story illustrated in the table above explains the Clearwater Growth Fund's under-performance vs. the Russell 1000 Index throughout 1998. Clearwater's return has been a mixture of both large and mid cap performance reflecting the mid cap bias within the portfolio. In evaluating Clearwater's performance in 1998, Parametric examined the effect of biases across many measures including sector weights, beta, yield, P/E, and earnings growth. No single factor or combination of factors comes close to the capitalization bias in explaining the portfolio performance relative to the Russell 1000.

   The Clearwater Growth Fund has a tracking error estimate of 2.7%. This is below our goal of 3% by the end of January 1999. The current targets direct us to reduce tracking error to 2.5% by the end of January 2000. We will accelerate this process if we are presented with an opportunity to do so without incurring substantial tax liabilities."
--------------------------------------------------------------------------------
[GRAPHIC OMMITTED]

               Annualized Total Return
                  One Year  Five Year Ten Year
Growth Fund         22.7%     20.8%     17.8%
Russell 1000        27.0%     23.4%     19.0%

        For comparative  purposes the annualized  total returns of the
        S&P 500 index,  the Growth Fund's former  benchmark,  over the last one five and ten year periods were 28.8%, 24.1% and 19.2% respectively.
--------------------------------------------------------------------------------

Kennedy Capital Management, the subadviser for the Small Cap Fund, made the following comments:

   "Although U.S. stocks rebounded strongly in the fourth quarter of 1998, it was not enough to totally undo the damage done in the third quarter. Your account under-performed the Russell 2000 Index benchmark for the year by 4.5%. While your account's performance remains ahead of the benchmark for the trailing three-year period and since inception, we are not satisfied, as it is our goal to add value in almost all periods.

   In large part, the current investment environment is a continuation of the U.S. stock market's obsession with large and liquid stocks. The S&P 500 Index, for example, gained 28.8% in 1998 compared with the Russell 2000, which lost 2.5%. But that crude statistic masks how "narrow" the market advance was this past year. The top 20 stocks in the S&P 500 accounted for virtually all of the gain in the large cap index. The top 20 stocks in the Russell 2000 gained over 400% on average in 1998. The average stock in the bottom half of the Russell 2000, where most of our stocks are located, lost 20% in 1998. Much of the fourth quarter rebound in the indices can be attributed to the internet craze; 16 of the 20 top-performing stocks in the Russell 2000 in 1998 were internet stocks. In aggregate the top performing 20 companies had operating losses of $73 million in the past year. Their aggregate Price/Book ratio is 16! In fact, the top performing 70 stocks in the Russell 2000 showed an aggregate operating loss.

   We continue to believe that this market will return to its senses and bid up the prices of fast growing small companies. While we further believe that the explanation above is an accurate description of why we have under performed, we are not prepared to just sit and wait. The Kennedy Capital Management investment process is built on the premise that a proactive approach to investing - working with companies to get accurate information in data bases and encourage analysts to review the portfolio firms - can help under-followed and misunderstood companies become more visible to the investment community. However, in the current environment, where analysts can simply tout internet stocks, past methods may not be sufficient. Consequently, we intend to redouble our work in this regard in 1999. Each of our portfolio managers will nominate a short list of the most misunderstood and undervalued companies from his or her list of stocks. We will then create formal documents outlining the reasons why we believe each company is undervalued. These reports will be reviewed with the respective company management - often with face-to-face meetings. Finally, we will distribute these documents to potential analysts and discuss them in person. As we begin this process, we are likely to increase our positions size in these companies to provide the maximum positive impact for our clients."
--------------------------------------------------------------------------------
[GRAPHIC OMMITTED]

               Annualized Total Return
                  One Year  Five Year Inception 12/31/93
Small cap Fund      -7.1%     12.0%     12.0%
Russell 2000        -2.5%     11.9%     11.9%

Previous periods during which the Fund was advised by another investment adviser are not show.

--------------------------------------------------------------------------------
Clearwater Investment Trust             Clearwater Management Company
P. W. Pascoe, Chairman & Treasurer      P. W. Pascoe, Chairman & Treasurer
Samuel B. Carr, Jr.                     W. T. Weyerhaeuser, V. P. & Secretary
Stanley R. Day, Jr.                     E. C. Driscoll
Robert J. Phares                        W. John Driscoll
F. T. Weyerhaeuser                      C. W. Morley
                                        F. W. Piasecki
D. C. Titcomb, V. P. & Secretary        D. C. Titcomb
                                        G. H. Weyerhaeuser, Jr.

                          Independent Auditors' Report



     The Board of Trustees and Shareholders
     Clearwater Investment Trust:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Growth Fund and Clearwater Small Cap Fund (funds within Clearwater Investment Trust) as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold, but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund and Clearwater Small Cap Fund at December 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



     KPMG Peat Marwick LLP



     Minneapolis, Minnesota
     February 12, 1999

                                                   CLEARWATER INVESTMENT TRUST







STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1998                                                                                  GROWTH           SMALL CAP
                                                                                                    FUND               FUND
ASSETS

Investments in securities, at market value (note 2)
   (identified cost: $58,337,332 Growth Fund; $37,675,358 Small Cap Fund)                     $135,068,006        $43,091,677
Cash                                                                                                 1,211             11,693
Receivable for investment securities sold                                                           16,988            398,775
Accrued dividend and interest receivable                                                           101,385             15,615
Receivable for shares of beneficial interest sold                                                        0             14,300
                                                                                               -----------         ----------


                                                                TOTAL ASSETS                   135,187,590         43,532,060

LIABILITIES

Payables for investment securities purchased                                                             0            951,224
Dividend payable                                                                                   278,171                  0
Capital gain payable                                                                                     0          3,235,811
Accrued management fee                                                                             136,855            128,391
                                                                                               -----------         ----------

                                                            TOTAL LIABILITIES                      415,026          4,315,426

NET ASSETS                                                                                    $134,772,564        $39,216,634
----------                                                                                     ===========        ============





CAPITAL
----------

Capital stock and additional paid-in capital
   (authorized unlimited number of shares at no par
    value for each Fund; outstanding 5,199,453 and
    2,997,215 shares, respectively (note 2))                                                  $ 58,051,284        $33,800,246
Undistributed net income                                                                           195,929                  0
Accumulated net realized gain(loss)                                                               (205,323)                69
Unrealized appreciation of investments                                                          76,730,674          5,416,319
                                                                                                ----------          ---------

NET ASSETS                                                                                    $134,772,564        $39,216,634
----------                                                                                     ===========        ===========


Net asset value per share of outstanding capital stock                                        $      25.92        $     13.08



See accompanying notes to financial statements.

                                                   CLEARWATER INVESTMENT TRUST


STATEMENTS OF OPERATIONS

For Year Ended December 31, 1998
                                                                                                    GROWTH          SMALL CAP
                                                                                                     FUND             FUND
INVESTMENT INCOME
   Income:
     Dividends (net of foreign taxes withheld of $9,123 and $688, respectively)                $ 1,009,037        $   394,546
     Interest                                                                                       23,594            100,804
                                                                                               -----------        -----------

TOTAL INCOME                                                                                     1,032,631            495,350

   Expenses: (note 5)
     Income tax expense                                                                                  0              4,120
     Investment advisory fee                                                                       558,531            606,738
                                                                                               -----------        -----------
TOTAL EXPENSES                                                                                     558,531            610,858

                                                   NET INVESTMENT INCOME (LOSS)                    474,100           (115,508)


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain (loss) on security transactions                                              (205,323)         3,235,880
   Unrealized appreciation (depreciation) during the period                                     24,810,426         (6,246,007)

                                                 NET GAIN(LOSS) ON INVESTMENTS                  24,605,103         (3,010,127)

                          NET INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS                 $25,079,203        $(3,125,635)
                                                                                               ===========        ============


STATEMENTS OF CHANGES IN NET ASSETS

For Year Ended December 31, 1998 and 1997                                   GROWTH FUND                     SMALL CAP FUND
                                                                   12/31/98         12/31/97        12/31/98         12/31/97
OPERATIONS
   Net investment income(loss)                                  $   474,100      $   (64,458)    $  (115,508)     $   (65,434)
   Net realized gain(loss) on investments                          (205,323)       8,928,506       3,235,880        7,097,859
   Unrealized appreciation(depreciation)
       during the period                                         24,810,426       16,922,059      (6,246,007)       6,508,576
                                                                 ----------      -----------     ------------      ----------

NET INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS             25,079,203       25,786,107      (3,125,635)      13,541,001

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                           (278,171)               0               0                0
   Net realized gain on investments                                       0       (8,987,082)     (3,235,811)      (7,022,467)
                                                                 ----------      -----------     ------------      ----------

              TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (278,171)      (8,987,082)     (3,235,811)      (7,022,467)

CAPITAL SHARE TRANSACTIONS (note 4)
   Proceeds from shares sold                                        619,900          435,000       2,994,150        2,164,600
   Reinvestment of distributions from
       net investment income and gains                            4,830,772           31,725       5,186,008                0
   Payments for shares redeemed                                  (2,338,395)      (4,328,643)     (3,440,487)        (618,257)
                                                                 ----------      -----------     ------------      ----------

            INCREASE(DECREASE) IN NET ASSETS FROM
                      CAPITAL SHARES TRANSACTIONS                 3,112,277       (3,861,918)      4,739,671        1,546,343
                                                                 ----------      ------------    ------------      ----------

           TOTAL INCREASE(DECREASE) IN NET ASSETS                27,913,309       12,937,107      (1,621,775)       8,064,877

NET ASSETS
   At the beginning of the period                               106,859,255       93,922,148      40,838,409       32,773,532
                                                                -----------       ----------      ----------       ----------

   At the end of the period                                    $134,772,564     $106,859,255     $39,216,634      $40,838,409
                                                               ============     ============     ===========      ===========

   Undistributed Net Income                                    $    195,929                0               0                0
                                                               ============     ============     ===========      ===========

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST


                          Notes to Financial Statements

(1)  Organization

         Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Growth Fund and Clearwater Small Cap Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Growth Fund invests in a broad list of equity securities that offer the potential for growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower.


(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the funds are as follows:

         Investments in Securities

         Investments in securities are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

         Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

                          CLEARWATER INVESTMENT TRUST



         Federal Taxes

         The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

         For federal income tax purposes, the Growth Fund had a capital loss carryover of $205,323 at December 31, 1998, that will expire in 2006 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

         Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

         On  the  statements  of  assets  and  liabilities,   due  to  permanent
         book-to-tax differences, the following adjustments have been made:

                                                    Clearwater      Clearwater
                                                   Growth Fund    Small Cap Fund
         -----------------------------------------------------------------------
           Undistributed net investment income   $          0        $ 115,508
           Accumulated net realized gains                 975           (9,958)
           Additional paid-in capital                    (975)        (105,550)

         Distributions to Shareholders

         Distributions to shareholders from net investment income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

         Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                          CLEARWATER INVESTMENT TRUST




(3)  Investment Security Transactions

         Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended December 31, 1998, were as follows:
                                          Purchases      Sales proceeds
         -----------------------------------------------------------------------
         Clearwater Growth Fund           $  4,444,918     $  5,924,098
         Clearwater Small Cap Fund          37,368,302       40,946,052


(4)  Capital Share Transactions

         Transactions in shares of each fund for the year ended December 31,
         1998 and   1997, were as follows:

                                         Clearwater             Clearwater
                                        Growth Fund           Small Cap Fund
                                 -----------------------------------------------

                                  12/31/98     12/31/97    12/31/98     12/31/97
         -----------------------------------------------------------------------
         Sold                      25,983       24,071     198,063      144,088
         Issued for reinvested
          distributions           228,190        1,459     340,289          -0-

         Redeemed                (102,479)    (230,550)   (220,241)     (36,779)
         -----------------------------------------------------------------------
         Increase (decrease)      151,694     (205,020     318,111      107,309
         -----------------------------------------------------------------------

                          CLEARWATER INVESTMENT TRUST



(5)  Expenses and Related Party Transactions

         The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of an agreement, Clearwater Growth Fund and Clearwater Small Cap Fund pay a monthly fee equal to an annual rate of 0.45% and 1.35% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

         The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, Inc., is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million.




(6)  Restricted Securities

         At December 31, 1998, investments in securities for the Clearwater Growth Fund includes a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. The Fund currently limits investments in restricted securities to 15% of net assets at the time of purchase. The aggregate value of such security at December 31, 1998 was $1,586,750, representing 1.2% of net assets for the Clearwater Growth Fund.

                          CLEARWATER INVESTMENT TRUST




(7)  Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                         Years ended December 31,
                                                -------------------------------------------
                                                   1998     1997     1996     1995    1994
-------------------------------------------------------------------------------------------
Net asset value, beginning of year               $21.17    17.88    17.01    13.62   14.49

-------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income (loss)                  0.09    (0.01)   (0.01)    0.01    0.06
     Net realized and unrealized
         gain (loss)                               4.71     5.08     3.68     4.43    0.11
-------------------------------------------------------------------------------------------
Total from investment operations                   4.80     5.07     3.67     4.44    0.17

-------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment
         income                                   (0.05)    0.00     0.00    (0.01)  (0.06)
     Distributions from realized gains             0.00    (1.78)   (2.80)   (1.04)  (0.98)
-------------------------------------------------------------------------------------------
Total Distributions                               (0.05)   (1.78)   (2.80)   (1.05)  (1.04)

-------------------------------------------------------------------------------------------
Net asset value, end of year                      25.92    21.17    17.88    17.01   13.62

-------------------------------------------------------------------------------------------
Total Return (a)                                  22.7%    28.4%    21.6%    32.6%    1.2%

Net assets, end of period
     (000's omitted)                           $134,773  106,859   93,922   84,775  65,999

Ratio of expenses to average
     net assets (b)                               0.45%    0.98%    1.08%    1.08%   1.07%

Ratio of net investment income
     (loss) to average net assets                 0.39%   -0.06%   -0.07%    0.06%   0.39%

Portfolio turnover rate (excluding
     short-term securities)                       3.65%   38.16%   75.90%   58.64%  70.69%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) The year 1996 includes federal and state taxes of 0.01%.

(c) Effective November 1, 1997, Parametric Portfolio Associates became the subadviser to the Growth Fund.

                          CLEARWATER INVESTMENT TRUST


Clearwater Small Cap Fund

                                                         Years ended December 31,
                                                -------------------------------------------
                                                   1998     1997     1996     1995    1994
-------------------------------------------------------------------------------------------
Net asset value, beginning of year               $15.24   $12.74    11.47     9.89   12.26

-------------------------------------------------------------------------------------------
Income from investment operations
     Net investment Income (loss)                 (0.04)   (0.02)    0.00     0.04    0.17
     Net realized and unrealized
         gain (loss)                              (1.04)    5.14     1.71     2.56   (0.99)
-------------------------------------------------------------------------------------------
Total from investment operations                  (1.08)    5.12     1.71     2.60   (0.82)

-------------------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment
         income                                    0.00     0.00     0.00    (0.04)  (0.17)
     Excess distributions from net
         investment income                         0.00     0.00    (0.01)    0.00    0.00
     Distributions from realized gains            (1.08)   (2.62)   (0.42)   (0.98)  (1.38)
     Tax return of capital                         0.00     0.00    (0.01)    0.00    0.00
-------------------------------------------------------------------------------------------
Total Distributions                               (1.08)   (2.62)   (0.44)   (1.02)  (1.55)

Net asset value, end of year                     $13.08   $15.24    12.74    11.47    9.89
-------------------------------------------------------------------------------------------

Total Return (a)                                  -7.1%    40.2%    15.0%    26.3%   -6.7%

Net assets, end of period
     (000's omitted)                            $39,217   40,838   32,774   26,826  17,998

Ratio of expenses to average
     net assets (b)                               1.36%    1.35%    1.37%    1.35%   1.40%

Ratio of net investment income
     (loss) to average net assets                 0.26%   -0.17%    0.00%    0.36%   1.61%

Portfolio turnover rate (excluding
     short-term securities)                      88.27%   92.22%   89.25%   77.46% 122.88%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Effective May 1, 1994 a change was implemented in the fund's investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have a total equity market capitalizations of $1 billion or lower. Also effective January 1, 1994, Kennedy Capital Management became the sub-advisor for the fund.

(c)  Includes federal and state taxes of .01% in 1998 and .04% in 1996.

                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

COMMON STOCKS

AEROSPACE
                   1,700  ALLIED SIGNAL INC                                     63,195.80       75,331.25
                  19,000  BOEING CO                                            449,445.00      619,875.00
                  10,000  COMPUTER SCIENCES CORP                               341,043.55      644,375.00
                     800  LOCKHEED MARTIN CORP                                  79,241.76       67,800.00
                  12,000  SUNDSTRAND CORP                                      381,907.50      622,500.00
                     100  TRW INC                                                5,868.50        5,618.75
                   1,000  UNITED TECHNOLOGIES CORP                              76,885.04      108,750.00
                                                                            -------------- ---------------
                            TOTAL AEROSPACE                                  1,397,587.15    2,144,250.00         1.59%

AIR TRAVEL
                     800  AMR CORP DEL                                          50,430.00       47,500.00
                     600  DELTA AIR LINES INC DE                                33,280.50       31,200.00
                     300  SOUTHWEST AIRLS CO                                     6,712.00        6,731.25
                     200  US AIRWAYS GROUP INC (b)                              15,387.00       10,400.00
                                                                            -------------- ---------------
                            TOTAL AIR TRAVEL                                   105,809.50       95,831.25         0.07%

AUTOMOBILES & AUTO PARTS
                   1,247  DAIMLER CHRYSLER AG STUTTGART                         72,120.00      119,789.93
                     200  DANA CORP                                             10,187.00        8,175.00
                   4,500  FORD MTR CO DEL                                      154,848.03      264,093.75
                   2,800  GENERAL MTRS CORP                                    181,862.71      200,375.00
                  54,000  HARLEY DAVIDSON INC                                  691,935.20    2,558,250.00
                                                                            -------------- ---------------
                            TOTAL AUTOMOBILES & AUTO PARTS                   1,110,952.94    3,150,683.68         2.34%

BANKS
                     400  BB&T CORP (b)                                         14,162.00       16,125.00
                   2,600  BANK NEW YORK INC                                     62,790.52      104,650.00
                   4,434  BANK ONE CORP                                        211,922.51      226,411.12
                   6,786  BANKAMERICA CORP NEW                                 445,174.24      408,008.25
                   1,000  BANKBOSTON CORP                                       41,430.00       38,937.50
                     400  BANKERS TR NY CORP                                    47,686.50       34,175.00
                  13,000  CHASE MANHATTAN CORP NEW                             654,888.75      884,812.50
                     650  COMERICA INC                                          37,530.00       44,321.87
                     200  CRESTAR FINL CORP                                     13,799.50       14,400.00
                     800  FIFTH THIRD BANCORP                                   38,237.50       57,050.00
                   4,000  FIRST AMERN CORP TENN                                107,205.00      177,500.00
                   3,334  FIRST UN CORP                                        165,498.99      202,748.87
                     200  FIRSTAR CORP WIS                                      14,174.50       18,650.00
                   2,200  FLEET FINL GROUP INC                                  75,534.75       98,312.50
                   1,700  KEYCORP NEW                                           54,541.27       54,400.00
                   2,100  MBNA CORP                                             37,621.50       52,368.75
                   1,100  MELLON BK CORP                                        60,578.54       75,625.00
                     800  MORGAN J P & CO INC                                   94,391.78       84,050.00
                   1,000  NATIONAL CITY CORP                                    62,560.02       72,500.00
                     200  NORTHERN TRUST CORP                                   14,850.00       17,462.50
                   1,300  PNC BK CORP                                           63,852.97       70,362.50
                     300  PROVIDIAN FINL CORP                                   15,774.50       22,500.00
                   8,000  REPUBLIC NY CORP                                     382,682.70      364,500.00
                     700  STATE STREET CORPORATION                              42,060.76       48,693.75
                     200  SUMMIT BANCORP                                         9,062.00        8,737.50
                     900  SUNTRUST BKS INC                                      60,860.27       68,850.00


See accompanying notes to investment securities                    1                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

BANKS (Cont'd)
                  55,000  TCF FINANCIAL CORP                                   965,087.50    1,330,312.50
                   2,400  US BANCORP DEL                                        83,398.00       85,200.00
                     700  WACHOVIA CORP NEW                                     54,867.00       61,206.25
                   1,836  WASHINGTON MUT INC                                    80,280.75       70,112.25
                  55,000  WELLS FARGO & CO NEW                               1,250,765.50    2,196,562.50
                                                                            -------------- ---------------
                            TOTAL BANKS                                      5,263,269.82    7,009,546.11         5.20%

BROADCASTING & CABLE
                   4,400  CBS CORP                                             122,493.25      144,100.00
                     200  CLEAR CHANNEL COMMUNICATIONS (b)                      11,524.50       10,900.00
                   1,400  COMCAST CORP                                          44,837.50       82,162.50
                   2,400  MEDIAONE GROUP INC (b)                                70,585.41      112,800.00
                   1,250  TELE COMM LIBERTY MEDIA GROUP (b)                     30,925.00       57,578.12
                   2,300  TELE COMMUNICATIONS INC NEW (b)                       56,937.50      117,693.75
                   1,300  VIACOM INC (b)                                        51,115.55       96,200.00
                                                                            -------------- ---------------
                            TOTAL BROADCASTING & CABLE                         388,418.71      621,434.37         0.46%

BUSINESS SERVICES
                   1,600  AMERICA ONLINE INC DEL                                47,655.00      256,000.00
                   1,000  AUTOMATIC DATA PROCESSING INC                         52,653.80       80,187.50
                  22,000  CERIDIAN CORP (b)                                    548,909.80    1,535,875.00
                     100  ELECTRONIC DATA SYS CORP NEW                           3,917.93        5,025.00
                  11,600  FDX CORP (b)                                         523,042.27    1,032,400.00
                  22,000  FIRST DATA CORP                                      226,047.22      697,125.00
                  27,000  FISERV INC (b)                                       549,868.20    1,388,812.50
                     200  IMS HEALTH INC                                        12,562.00       15,087.50
                     200  INTERPUBLIC GROUP COS INC                             12,024.50       15,950.00
                  19,000  LEGATO SYSTEMS INC (b)                               157,970.10    1,252,812.50
                   8,500  MODIS PROFESSIONAL SVCS INC (b)                      153,510.00      123,250.00
                     200  OMNICOM GROUP                                         10,562.00       11,600.00
                  34,875  PAYCHEX INC                                          278,102.90    1,793,882.81
                   1,000  SERVICE CORP INTL                                     32,297.50       38,062.50
                  43,500  STEWART ENTERPRISES INC                              629,245.99      967,875.00
                                                                            -------------- ---------------
                            TOTAL BUSINESS SERVICES                          3,238,369.21    9,213,945.31         6.84%

CHEMICALS
                     600  AIR PRODS & CHEMS INC                                 23,043.00       24,000.00
                   1,000  DOW CHEM CO                                           92,122.54       90,937.50
                   4,300  DU PONT E I DE NEMOURS & CO                          250,364.38      228,168.75
                  22,500  MONSANTO CO                                          329,839.69    1,068,750.00
                     800  PPG INDS INC                                          47,004.28       46,600.00
                     300  PRAXAIR INC                                           14,424.26       10,575.00
                                                                            -------------- ---------------
                            TOTAL CHEMICALS                                    756,798.15    1,469,031.25         1.09%

COMPUTERS & BUSINESS EQUIPMENT
                  42,750  CISCO SYS INC (b)                                    278,270.35    3,967,734.37
                   5,872  COMPAQ COMPUTER CORP                                 197,881.21      246,257.00
                   4,200  DELL COMPUTER CORP (b)                               110,222.76      307,387.50
                   1,600  E M C CORP MASS (b)                                   47,098.00      136,000.00
                   3,300  HEWLETT PACKARD CO                                   209,029.39      225,431.25
                   3,800  INTERNATIONAL BUSINESS MACHS                         406,828.00      702,050.00
                   1,000  PITNEY BOWES INC                                      41,455.00       66,062.50
                     300  SUN MICROSYSTEMS INC (b)                              14,325.00       25,687.50
                     300  UNISYS CORP (b)                                        8,118.00       10,331.25
                   5,500  XEROX CORP                                           426,875.15      649,000.00
                                                                            -------------- ---------------
                            TOTAL COMPUTERS & BUSINESS EQUIPMENT             1,740,102.86    6,335,941.37         4.70%


See accompanying notes to investment securities                    2                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

CONSTRUCTION MATERIALS
                   1,300  MASCO CORP                                            31,635.50       37,375.00
                   8,000  OWENS CORNING                                        248,120.85      283,500.00
                                                                            -------------- ---------------
                            TOTAL CONSTRUCTION MATERIALS                       279,756.35      320,875.00         0.24%

CONSTRUCTION & MINING EQUIPMENT
                   1,500  CATERPILLAR INC                                       77,171.25       69,000.00
                     800  DOVER CORP                                            27,686.52       29,300.00
                                                                            -------------- ---------------
                            TOTAL CONSTRUCTION & MINING EQUIPMENT              104,857.77       98,300.00         0.07%

DIVERSIFIED
                  37,000  CENDANT CORP (b)                                     284,605.76      705,312.50
                     400  MINNESOTA MNG & MFG CO                                36,824.00       28,450.00
                   1,100  RAYTHEON CO                                           58,778.50       58,575.00
                     600  TEXTRON INC                                           38,736.00       45,562.50
                  17,000  TYCO INTL LTD NEW                                    329,885.00    1,282,437.50
                                                                            -------------- ---------------
                            TOTAL DIVERSIFIED                                  748,829.26    2,120,337.50         1.57%

DRUGS & HEALTHCARE
                   5,800  ABBOTT LABS                                          191,129.25      284,200.00
                   4,900  AMERICAN HOME PRODUCTS CORP                          196,436.73      275,931.25
                  14,000  AMGEN INC (b)                                        259,439.50    1,463,875.00
                   1,100  BAXTER INTL INC                                       54,547.25       70,743.75
                     400  BECTON DICKINSON & CO                                 16,424.50       17,075.00
                  15,500  BIOGEN INC (b)                                       450,884.15    1,286,500.00
                   3,800  BRISTOL MYERS SQUIBB CO                              359,778.10      508,487.50
                     750  CARDINAL HEALTH INC                                   39,173.75       56,906.25
                   2,600  COLUMBIA / HCA HEALTHCARE CORP                        74,030.92       64,350.00
                  20,500  ELAN PLC (b)                                         625,284.55    1,426,031.25
                     700  GUIDANT CORP                                          44,560.75       77,175.00
                  58,000  HEALTHSOUTH CORP (b)                                 491,910.00      895,375.00
                  16,500  JOHNSON & JOHNSON                                    364,435.12    1,383,937.50
                  19,000  LILLY ELI & CO                                       794,112.40    1,688,625.00
                  23,000  MEDTRONIC INC                                        171,646.13    1,707,750.00
                   4,600  MERCK & CO INC                                       431,401.00      679,362.50
                   2,000  PHARMACIA & UPJOHN INC                                69,876.21      113,250.00
                  35,500  PFIZER INC                                           354,583.00    4,453,031.25
                   5,600  SCHERING PLOUGH CORP                                 179,068.00      309,400.00
                  12,000  SMITHKLINE BEECHAM P L C                             345,855.00      834,000.00
                  17,500  STRYKER CORP                                         270,380.65      963,593.75
                   1,000  TENET HEALTHCARE CORP (b)                             30,153.80       26,250.00
                     600  UNITED HEALTHCARE CORP                                29,267.28       25,837.50
                  46,500  WARNER LAMBERT CO                                  1,346,471.55    3,496,218.75
                                                                            -------------- ---------------
                            TOTAL DRUGS & HEALTHCARE                         7,190,849.59   22,107,906.25        16.40%















See accompanying notes to investment securities                    3                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

ELECTRIC GAS & SANITARY UTILITIES
                     600  AMERICAN ELEC PWR INC                                 28,667.28       28,237.50
                     700  BROWNING FERRIS INDS INC                              23,948.26       19,906.25
                     900  CONSOLIDATED EDISON INC                               32,041.54       47,587.50
                     200  DOMINION RES INC VA                                    8,199.50        9,350.00
                   1,500  DUKE ENERGY CO                                        75,746.31       96,093.75
                   1,300  EDISON INTL                                           33,715.50       36,237.50
                     100  ENTERGY CORP                                           2,774.75        3,112.50
                     700  FPL GROUP INC                                         38,623.25       43,137.50
                     300  HOUSTON INDS INC                                       8,399.25        9,637.50
                   1,700  PG&E CORP                                             45,764.50       53,550.00
                     200  PUBLIC SVC ENTERPRISE GROUP                            6,624.50        8,000.00
                   2,600  SOUTHERN CO                                           61,299.76       75,562.50
                     800  TEXAS UTILS CO                                        28,673.04       37,350.00
                   1,087  WASTE MGMT INC DEL                                    37,385.30       50,681.37
                     200  UNICOM CORP                                            6,949.50        7,712.50
                   1,300  WILLIAMS COS INC                                      35,204.25       40,543.75
                                                                            -------------- ---------------
                            TOTAL ELECTRIC GAS & SANITARY UTILITIES            474,016.49      566,700.12         0.42%

ELECTRICAL & ELECTRONIC MACHINERY & EQUIP
                  23,500  ADC TELECOMMUNICATIONS INC (b)                       538,040.05      816,625.00
                  22,000  ASM LITHOGRAPHY HLDG N V (b)                         422,301.25      671,000.00
                  38,000  ANALOG DEVICES INC (b)                               681,654.00    1,192,250.00
                   1,500  APPLIED MATERIALS INC (b)                             54,672.06       64,031.25
                   4,000  ASPEN TECHNOLOGY INC (b)                             100,000.00       58,000.00
                     400  BOSTON SCIENTIFIC CORP (b)                            15,487.00       10,725.00
                   7,000  CIENA CORP (b)                                       342,767.05      102,375.00
                   1,800  EMERSON ELEC CO                                      101,620.50      108,900.00
                  19,000  EXEL LIMITED CLASS A                                 523,635.00    1,425,000.00
                  38,600  GENERAL ELEC CO                                    1,661,591.47    3,939,612.50
                     600  HONEYWELL INC                                         44,961.02       45,187.50
                  26,000  INTEL CORP                                           208,329.75    3,082,625.00
                   4,900  LUCENT TECHNOLOGIES INC                              241,574.20      539,000.00
                  14,500  TELLABS INC (b)                                      298,665.30      994,156.25
                     400  TEXAS INSTRS INC                                      24,274.00       34,225.00
                  19,000  XILINX INC (b)                                       579,697.78    1,237,375.00
                                                                            -------------- ---------------
                            TOTAL ELECTRICAL & ELECTRONIC MACH & EQUIP       5,839,270.43   14,321,087.50        10.63%

ENERGY
                   3,700  AMOCO CORP                                           169,563.58      223,387.50
                   1,300  ATLANTIC RICHFIELD CO                                104,196.74       84,825.00
                  13,665  BP AMOCO PLC                                         685,319.71    1,224,725.62
                   2,500  CHEVRON CORP                                         214,043.68      207,343.75
                   1,200  ENRON CORP                                            49,022.00       68,475.00
                   9,300  EXXON CORP                                           589,802.16      680,062.50
                   4,000  HALLIBURTON CO                                       147,438.95      118,500.00
                   3,000  MOBIL CORP                                           221,392.50      261,375.00
                     900  PHILLIPS PETE CO                                      43,566.51       38,362.50
                  34,570  SCHLUMBERGER LTD                                     979,887.95    1,594,541.25
                   2,000  TEXACO INC                                           116,982.57      105,750.00
                  30,500  TRANSOCEAN OFFSHORE INC                              797,547.52      817,781.25
                   1,100  USX MARATHON GROUP                                    39,609.75       33,137.50
                                                                            -------------- ---------------
                            TOTAL ENERGY                                     4,158,373.62    5,458,266.87         4.05%




See accompanying notes to investment securities                    4                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

FINANCIAL SERVICES
                   1,900  AMERICAN EXPRESS CO                                  161,114.01      194,275.00
                   2,044  ASSOCIATES FIRST CAP CORP                             61,288.86       86,614.50
                   8,500  CMAC INVT CORP                                       245,161.25      390,468.75
                     100  CAPITAL ONE FINL CORP                                 11,424.75       11,500.00
                  25,678  CITIGROUP INC                                        582,464.72    1,271,061.00
                  21,500  FEDERAL HOME LN MTG CORP                              65,945.84    1,385,406.25
                   4,000  FEDERAL NATL MTG ASSN                                210,333.75      296,000.00
                  27,000  FRANKLIN RES INC                                     683,519.05      864,000.00
                   1,200  HOUSEHOLD INTL INC                                    45,811.52       47,550.00
                     200  LEHMAN BROTHERS HLDGS INC                             14,549.50        8,812.50
                   1,100  MERRILL LYNCH & CO INC                                78,459.70       73,425.00
                   1,900  MORGAN STANLEY DEAN WITTER                           117,313.95      134,900.00
                  39,000  PRICE T ROWE & ASSOC INC                             544,918.25    1,335,750.00
                     700  SLM HLDG CORP                                         28,837.00       33,600.00
                     300  SCHWAB CHARLES CORP                                    7,612.00       16,856.25
                                                                            -------------- ---------------
                            TOTAL FINANCIAL SERVICES                         2,858,754.15    6,150,219.25         4.56%

FOOD & BEVERAGES
                      40  AGRIBRANDS INTL INC (b)                                1,196.85        1,200.00
                   1,800  ANHEUSER BUSCH COS INC                                76,807.95      118,125.00
                   1,000  BESTFOODS                                             47,226.67       53,250.00
                   6,500  CAMPBELL SOUP CO                                     298,047.61      357,500.00
                  36,000  COCA COLA CO                                       1,081,705.00    2,407,500.00
                     200  COCA COLA ENTERPRISES INC                              6,637.00        7,150.00
                     125  CORN PRODUCTS INTL INC                                 3,490.83        3,796.87
                     700  GENERAL MLS INC                                       46,317.00       54,425.00
                   1,400  HEINZ H J CO                                          68,046.50       79,275.00
                   5,700  PEPSICO INC                                          213,667.00      233,343.75
                     900  PIONEER HI BRED INTL INC                              28,136.76       24,300.00
                     200  QUAKER OATS CO                                        10,637.00       11,900.00
                   1,200  RALSTON PURINA CO                                     35,239.67       38,850.00
                   3,800  SARA LEE CORP                                         98,057.83      107,112.50
                     300  SYSCO CORP                                             7,199.25        8,231.25
                     650  VLASIC FOODS INTL INC (b)                             14,064.39       15,478.12
                     300  WRIGLEY WM JR CO                                      21,918.00       26,868.75
                                                                            -------------- ---------------
                            TOTAL FOOD & BEVERAGES                           2,058,395.31    3,548,306.24         2.63%
HOTELS & RESTAURANTS
                  41,000  MARRIOTT INTL INC NEW                                352,253.59    1,189,000.00
                   2,700  MCDONALDS CORP                                       132,805.67      206,887.50
                  18,500  PROMUS HOTEL CORP NEW (b)                            557,547.45      598,937.50
                   3,375  SODEXHO MARRIOTT SVCS INC (b)                        243,619.45       93,445.31
                                                                            -------------- ---------------
                            TOTAL HOTELS & RESTAURANTS                       1,286,226.16    2,088,270.31         1.55%

HOUSEHOLD APPLIANCES
                     200  NEWELL CO                                             10,362.00        8,250.00
                                                                            -------------- ---------------
                            TOTAL HOUSEHOLD APPLIANCES                          10,362.00        8,250.00         0.01%

HOUSEHOLD PRODUCTS & TOILETRIES
                   1,200  AVON PRODS INC                                        43,598.52       53,100.00
                     100  CLOROX CO                                             10,256.00       11,681.25
                   1,000  COLGATE PALMOLIVE CO                                  63,903.80       92,875.00
                  33,000  GILLETTE CO                                          550,137.35    1,594,312.50
                  18,000  PROCTER & GAMBLE CO                                  728,181.20    1,643,625.00
                                                                            -------------- ---------------
                            TOTAL HOUSEHOLD PRODUCTS & TOILETRIES            1,396,076.87    3,395,593.75         2.52%




See accompanying notes to investment securities                    5                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

INDUSTRIAL MACHINERY & EQUIPMENT
                  28,500  CRANE CO                                             515,675.00      860,343.75
                     200  INGERSOLL RAND CO                                      8,874.50        9,387.50
                     900  ILLINOIS TOOL WKS INC                                 47,147.76       52,200.00
                                                                            -------------- ---------------
                            TOTAL INDUSTRIAL MACHINERY & EQUIPMENT             571,697.26      921,931.25         0.68%

INSURANCE
                  33,000  ACE LTD                                              625,555.00    1,136,437.50
                     300  AFLAC INC                                             10,336.74       13,200.00
                     700  AETNA INC                                             50,510.75       55,037.50
                  18,000  ALLSTATE CORP                                        559,336.40      695,250.00
                   1,000  AMERICAN GEN CORP                                     55,185.00       78,000.00
                  20,250  AMERICAN INTL GROUP INC                              466,630.50    1,956,656.25
                     700  AON CORP                                              41,404.50       38,762.50
                     800  CHUBB CORP                                            55,691.78       51,900.00
                     800  CIGNA CORP                                            45,024.00       61,850.00
                     900  CONSECO INC                                           40,441.50       27,506.25
                  12,000  EQUITABLE COMPANIES INC                              461,539.95      694,500.00
                     400  GENERAL RE CORP                                       83,274.00       98,700.00
                   1,000  HARTFORD FINANCIAL SVCS GRP                           42,998.50       54,875.00
                     200  LINCOLN NATL CORP IN                                  19,162.00       16,362.50
                     200  MBIA INC                                              13,524.50       13,112.50
                  24,000  MGIC INVT CORP WIS                                   576,720.00      955,500.00
                     950  MARSH & MCLENNAN COS INC                              48,954.50       55,515.62
                  76,000  MERCURY GEN CORP NEW                               1,614,960.30    3,329,750.00
                  19,000  MUTUAL RISK MGMT LTD                                 352,996.55      743,375.00
                     700  SUNAMERICA INC                                        27,885.76       56,787.50
                     100  TRANSAMERICA CORP                                     11,937.25       11,550.00
                     200  UNUM CORP                                             10,662.00       11,675.00
                                                                            -------------- ---------------
                            TOTAL INSURANCE                                  5,214,731.48   10,156,303.12         7.54%

LEISURE TIME
                   7,600  DISNEY WALT CO                                       224,398.36      228,000.00
                                                                            -------------- ---------------
                            TOTAL LEISURE TIME                                 224,398.36      228,000.00         0.17%
NEWSPAPERS
                   1,100  GANNETT INC                                           61,559.72       70,950.00
                     200  TRIBUNE CO NEW                                        13,712.00       13,200.00
                                                                            -------------- ---------------
                            TOTAL NEWSPAPERS                                    75,271.72       84,150.00         0.06%

PAPER & FOREST PRODUCTS
                     200  FORT JAMES CORP                                        6,762.00        8,000.00
                     300  GEORGIA PAC CORP                                       5,990.16        7,143.75
                   1,200  INTERNATIONAL PAPER CO                                56,047.00       53,775.00
                   2,100  KIMBERLY CLARK CORP                                  108,976.05      114,450.00
                                                                            -------------- ---------------
                            TOTAL PAPER & FOREST PRODUCTS                      177,775.21      183,368.75         0.14%

PHOTOGRAPHY
                   1,300  EASTMAN KODAK CO                                      85,909.25       93,600.00
                                                                            -------------- ---------------
                            TOTAL PHOTOGRAPHY                                   85,909.25       93,600.00         0.07%


PRIMARY INDUSTRIES
                     700  ALCOA INC                                             50,629.50       52,193.75
                                                                            -------------- ---------------
                            TOTAL PRIMARY INDUSTRIES                            50,629.50       52,193.75         0.04%

PUBLISHING
                     200  MCGRAW HILL COS INC                                   16,537.00       20,375.00
                   3,400  TIME WARNER INC                                      110,170.75      211,012.50
                                                                            -------------- ---------------
                            TOTAL PUBLISHING                                   126,707.75      231,387.50         0.17%





See accompanying notes to investment securities                    6                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

RAILROADS & EQUIPMENT
                   2,100  BURLINGTON NORTHN SANTA FE                            68,679.50       70,875.00
                   1,500  NORFOLK SOUTHN CORP                                   47,452.50       47,531.25
                                                                            -------------- ---------------
                            TOTAL RAILROADS & EQUIPMENT                        116,132.00      118,406.25         0.09%

RETAIL
                     900  ALBERTSONS INC                                        35,960.25       57,318.75
                   1,200  CVS CORP                                              37,761.00       66,000.00
                     900  COSTCO COS INC (b)                                    39,156.25       64,968.75
                   1,700  DAYTON HUDSON CORP                                    60,597.48       92,225.00
                  19,500  FEDERATED DEPT STORES INC DEL                        513,045.00      849,468.75
                   1,575  GAP INC                                               39,067.00       88,593.75
                  51,500  HOME DEPOT INC                                        50,381.91    3,151,156.25
                     400  K MART CORP (b)                                        6,624.00        6,125.00
                  70,000  KOHLS CORP (b)                                     1,171,431.25    4,300,625.00
                     900  KROGER CO (b)                                         32,335.26       54,450.00
                     300  LOWES COS INC                                         11,643.00       15,356.25
                   1,000  MAY DEPT STORES CO                                    57,297.50       60,375.00
                     900  PENNEY J C INC                                        54,160.26       42,187.50
                   1,000  RITE AID CORP                                         32,348.52       49,562.50
                   1,600  SAFEWAY INC (b)                                       47,173.04       97,500.00
                   1,500  SEARS ROEBUCK & CO                                    70,477.56       63,750.00
                     300  STAPLES INC (b)                                        9,993.75       13,106.25
                     300  TJX COS INC NEW                                        7,105.50        8,700.00
                   5,300  WAL MART STORES INC                                  211,618.12      431,618.75
                  25,000  WALGREEN CO                                          632,788.70    1,464,062.50
                                                                            -------------- ---------------
                            TOTAL RETAIL                                     3,120,965.35   10,977,150.00         8.15%
SOFTWARE
                  14,000  BAAN CO NVF (b)                                      199,062.50      147,000.00
                     200  BMC SOFTWARE INC (b)                                   9,912.50        8,912.50
                  15,000  COMPUTER ASSOC INTL INC                              514,842.00      639,375.00
                     200  COMPUWARE CORP (b)                                    11,187.50       15,625.00
                  52,000  DENDRITE INTL INC (b)                                317,216.10    1,298,375.00
                  88,000  HBO & CO                                             580,874.25    2,524,500.00
                  26,000  MICROSOFT CORP (b)                                    83,073.61    3,605,875.00
                  26,500  ORACLE CORP (b)                                       83,951.14    1,142,812.50
                  64,000  PARAMETRIC TECHNOLOGY CORP (b)                       417,553.25    1,048,000.00
                  55,000  PEOPLESOFT INC (b)                                   862,211.20    1,041,562.50
                  44,000  SAP AKTIENGESELLSCHAFT (c)                           401,720.00    1,586,750.00
                                                                            -------------- ---------------
                            TOTAL SOFTWARE                                   3,481,604.05   13,058,787.50         9.69%

TELECOMMUNICATIONS
                  16,200  AT & T CORP                                          915,741.14    1,219,050.00
                  35,000  AIRTOUCH COMMUNICATIONS INC (b)                    1,048,159.20    2,524,375.00
                     300  ALLTEL CORP                                           12,561.75       17,943.75
                   4,200  AMERITECH CORP                                       146,881.50      266,175.00
                     200  ASCEND COMMUNICATIONS INC (b)                          8,937.50       13,150.00
                   6,000  BELL ATLANTIC CORP                                   246,935.38      318,000.00
                   7,600  BELLSOUTH CORP                                       192,240.49      379,050.00
                   3,600  GTE CORP                                             161,666.00      234,000.00
                     400  LEVEL 3 COMMUNICATIONS INC (b)                        16,475.00       17,250.00
                   5,536  MCI WORLDCOM INC (b)                                 201,068.92      397,208.00
                     120  NORTHERN TELECOM LTD                                   6,924.50        6,015.00
                  21,900  SBC COMMUNICATIONS INC                               800,184.00    1,174,387.50
                   2,400  SPRINT CORP (b)                                       89,127.32      153,100.00
                   1,954  U S WEST INC NEW                                      82,733.27      126,277.25
                                                                            -------------- ---------------




See accompanying notes to investment securities                   7                                        (continued)




                                CLEARWATER GROWTH FUND

                     SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                FACE                                                                                          PERCENT
               AMOUNT                                                                          MARKET           OF
              OR SHARES                        SECURITY                         COST         VALUE (a)      NET ASSETS

                            TOTAL TELECOMMUNICATIONS                         3,929,635.97    6,845,981.50         5.08%
TIRES & RUBBER
                     500  GOODYEAR TIRE AND RUBBER                              32,667.50       25,218.75
                                                                            -------------- ---------------
                            TOTAL TIRES & RUBBER                                32,667.50       25,218.75         0.02%

TOBACCO
                  31,500  PHILIP MORRIS COS INC                                520,988.30    1,685,250.00
                                                                            -------------- ---------------
                            TOTAL TOBACCO                                      520,988.30    1,685,250.00         1.25%

TOYS, AMUSEMENTS, SPORTING GOODS
                   1,200  MATTEL INC                                            47,015.80       27,375.00
                                                                            -------------- ---------------
                            TOTAL TOYS, AMUSEMENTS, SPORTING GOODS              47,015.80       27,375.00         0.02%
CASH EQUIVALENTS

CASH OR CASH EQUIVALENT
              154,126.02  SSGA MONEY MARKET                                    154,126.02      154,126.02         0.11%
                                                                            -------------- ---------------  ------------

Grand Total (d)                                                             58,337,331.86  135,068,005.52       100.22%
                                                                            ============== ===============  ============


Notes to Investments in Securities

                      (a)Securities  are valued in  accordance  with  procedures described in note 2 to the financial statements.

                      (b)Currently non-income producing assets.

                      (c)Security  purchased  on  May  23,  1995  at a  cost  of
                         $401,720 as part of a private placement that has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. May be sold only to dealers in that program or other accredited investors.

                      (d)At December 31, 1998,  the cost for Federal  income tax
                         purposes   was   $58,337,332.   The   aggregate   gross
                         unrealized appreciation and depreciation of investments in securities based of this cost were as follows:
                            Gross unrealized appreciation        77,601,437.91
                            Gross unrealized depreciation          (870,764.25)
                                                                 --------------
                                                                 ==============
                                 Net unrealized appreciation     76,730,673.66
                                                                 ==============

See accompanying notes to investment securities                   8                                        (continued)


                                      CLEARWATER SMALL CAP FUND

                             SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                   FACE                                                                                              PERCENT
                  AMOUNT                                                                             MARKET            OF
                OR SHARES                               SECURITY                    COST            VALUE (a)       NET ASSETS

COMMON STOCKS

APPAREL & ACCESSORIES
                      19,500   BARRY R  G  CORP OHIO (b)                         264,448.86         214,500.00
                                                                            ----------------  -----------------
                                   TOTAL APPAREL & ACCESSORIES                   264,448.86         214,500.00           0.55%

BANKS
                      21,500   INDEPENDENT BK CORP MASS                          350,718.75         373,562.50
                      22,500   OAK HILL FINL INC                                 444,250.00         416,250.00
                      33,910   PACIFIC CREST CAP INC                             265,165.62         500,172.50
                      22,618   QUEENS CNTY BANCORP                               352,286.98         672,885.50
                      36,700   REPUBLIC SEC FINL CORP                            386,809.33         444,987.50
                      17,640   SUN BANCORP INC N J (b)                           240,800.00         326,340.00
                                                                            ----------------  -----------------
                                 TOTAL BANKS                                   2,040,030.68       2,734,198.00           6.97%

BUSINESS SERVICES
                      16,200   ANALYTICAL SURVEYS INC (b)                        403,191.07         499,162.50
                      49,950   FACTUAL DATA CORP (b)                             416,635.25         424,575.00
                      54,600   HEADWAY CORPORATE RES INC (b)                     316,607.55         334,425.00
                       5,100   M A R C INC                                        58,321.47          54,187.50
                      65,600   ROCKY MTN INTERNET INC (b)                        163,837.50         828,200.00
                      19,000   WANG LABS INC NEW (b)                             381,471.14         527,250.00
                                                                            ----------------  -----------------
                                 TOTAL BUSINESS SERVICES                       1,740,063.98       2,667,800.00           6.80%

DRUGS & HEALTHCARE
                      47,400   COLORADO MED TECH INC (b)                         302,175.00         628,050.00
                      42,000   ICN PHARMACEUTICALS INC                           633,215.76         950,250.00
                     111,000   UROCOR INC (b)                                    766,264.74         707,625.00
                                                                            ----------------  -----------------
                                 TOTAL DRUGS & HEALTHCARE                      1,701,655.50       2,285,925.00           5.83%

ELECTRIC GAS & SANITARY UTILITIES
                      19,700   CTG RES INC                                       461,764.35         517,125.00
                      38,450   MIDCOAST ENERGY RES INC                           707,285.75         817,062.50
                      12,600   NUI CORP                                          223,755.00         337,837.50
                      23,700   PROVIDENCE ENERGY CORP                            438,154.75         497,700.00
                                                                            ----------------  -----------------
                                 TOTAL ELECTRIC GAS & SANITARY UTILITIES       1,830,959.85       2,169,725.00           5.53%

See accompanying notes to investment securities                   9                                        (continued)


                                      CLEARWATER SMALL CAP FUND

                             SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                   FACE                                                                                              PERCENT
                  AMOUNT                                                                             MARKET            OF
                OR SHARES                               SECURITY                    COST            VALUE (a)       NET ASSETS

ELECTRICAL & ELECTRONIC MACHINERY, EQUIP
                      58,000   ABLE TELCOM HLDG CORP (b)                         510,110.33         333,500.00
                      26,000   AEROFLEX INC (b)                                  227,353.35         393,250.00
                      67,700   ALIGN RITE INTL INC (b)                           870,302.41         787,012.50
                      31,300   ALPINE GROUP INC (b)                              555,183.63         469,500.00
                      50,500   AMKOR TECHNOLOGY INC (b)                          370,937.05         546,031.25
                      14,400   BOSTON ACOUSTICS INC                              269,107.00         381,600.00
                       8,850   C&D TECHNOLOGIES                                  127,718.00         243,375.00
                      18,600   CFM TECHNOLOGIES INC (b)                          158,663.59         158,100.00
                      17,100   FORE SYSTEMS (b)                                  244,931.47         313,143.75
                       4,200   FREQUENCY ELECTRS INC                              26,915.00          42,000.00
                      23,700   GASONICS INTL CORP (b)                            108,526.22         207,375.00
                       7,921   HENRY JACK & ASSOC INC                            187,915.97         394,069.75
                      39,600   HERLEY INDUSTRIES INC (b)                         234,888.17         475,200.00
                     122,900   INTERNATIONAL FIBERCOM INC (b)                    980,366.30         898,706.25
                      46,800   INTERNATIONAL MFG SVCS INC (b)                    369,282.60         450,450.00
                      72,500   JPM CO (b)                                        870,630.28       1,015,000.00
                      39,900   NOBLE INTL LTD (b)                                426,577.50         364,087.50
                      14,800   OPTEK TECHNOLOGY INC (b)                          327,141.25         279,350.00
                      11,950   OPTICAL COATING LAB INC                           181,490.63         310,700.00
                      14,400   QC OPTICS INC (b)                                  34,230.00          22,500.00
                                                                            ----------------  -----------------
                                 TOTAL ELECTRICAL & ELECTRONIC MACHINERY, EQ   7,082,270.75       8,084,951.00          20.62%

FINANCIAL SERVICES
                      43,800   KINNARD INVTS INC (b)                             247,981.25         208,050.00
                      64,000   LONDON PAC GROUP LTD                              853,034.68         824,000.00
                                                                            ----------------  -----------------
                                 TOTAL FINANCIAL SERVICES                      1,101,015.93       1,032,050.00           2.63%

FURNITURE AND FIXTURES
                      26,400   PULASKI FURNITURE CORP                            608,425.50         633,600.00
                      28,000   ROWE FURNITURE CORP                               302,780.25         308,000.00
                      19,600   WINSLOEW FURNITURE INC (b)                        185,277.00         519,400.00
                                                                            ----------------  -----------------
                                 TOTAL FURNITURE AND FIXTURES                  1,096,482.75       1,461,000.00           3.73%

GENERAL BUILDING CONTRACTORS
                      33,650   D.R.HORTON INC                                    642,717.83         773,950.00
                      58,000   SAXTON INC (b)                                    439,600.00         377,000.00

                                                                            ----------------  -----------------
                                 TOTAL GENERAL BUILDING CONTRACTORS            1,082,317.83       1,150,950.00           2.93%

INDUSTRIAL MACHINERY AND EQUIPMENT
                      78,600   BOLT TECHNOLOGY CORP (b)                          155,725.38         520,725.00
                      41,500   CONCURRENT COMPUTER CORP (b)                      120,320.90         145,250.00
                       5,000   DONALDSON INC                                     100,416.50         103,750.00
                      36,200   GRADCO SYSTEMS (b)                                137,365.75          95,025.00
                      12,500   HUSSMANN INTL INC                                 193,593.75         242,187.50
                      32,800   INTERNATIONAL COMFORT PRODS (b)                   233,323.27         262,400.00
                      20,600   PENN ENGR & MFG CORP                              459,361.25         460,925.00
                      23,000   REGAL BELOIT CORP                                 524,259.89         529,000.00
                      31,600   REMEC INC (b)                                     275,140.00         568,800.00
                                                                            ----------------  -----------------
                                 TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT      2,199,506.69       2,928,062.50           7.47%


See accompanying notes to investment securities                   10                                        (continued)


                                      CLEARWATER SMALL CAP FUND

                             SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                   FACE                                                                                              PERCENT
                  AMOUNT                                                                             MARKET            OF
                OR SHARES                               SECURITY                    COST            VALUE (a)       NET ASSETS

INSURANCE
                      24,000   AMERICAN SAFETY INSURANCE GRP (b)                 269,687.50         231,000.00
                      22,939   AMERUS LIFE HLDGS INC                             710,161.19         513,260.12
                      15,400   CHARTWELL RE CORP                                 448,188.79         365,750.00
                      21,000   INTERCONTINENTAL LIFE CORP (b)                    542,675.00         420,000.00
                      13,925   LIBERTY FINL COS INC                              269,751.25         375,975.00
                      71,900   PENN AMERICA GROUP INC (b)                        776,891.19         651,593.75
                      21,800   PENN TREATY AMERN CORP                            397,122.35         587,237.50
                                                                            ----------------  -----------------
                                 TOTAL INSURANCE CARRIERS                      3,414,477.27       3,144,816.37           8.02%

PERSONAL SERVICES
                      33,700   AMBASSADORS INTL INC (b)                          486,837.50         497,075.00
                      52,200   GILMAN CIOCIA INC (b)                             449,616.63         512,212.50
                                                                            ----------------  -----------------
                                 TOTAL PERSONAL SERVICES                         936,454.13       1,009,287.50           2.57%

PRIMARY  INDUSTRIES
                      46,000   EASCO INC                                         354,067.90         356,500.00
                      20,700   GIANT CEM HLDG INC (b)                            454,186.25         512,325.00
                      17,200   HELIX TECHNOLOGY CORP                             189,037.44         223,600.00
                      14,400   MATHEWS INTL CORP                                 114,150.00         453,600.00
                      44,000   MERCER INTL INC                                   435,342.84         299,750.00
                      27,900   NANOMETRICS INC (b)                               189,760.12         217,968.75
                      41,150   NORTHWEST PIPE CO (b)                             652,535.01         663,543.75
                      27,000   SPARTECH CORP                                     323,814.09         594,000.00
                      21,400   TEXAS INDS INC                                    609,274.25         576,462.50
                                                                            ----------------  -----------------
                                 TOTAL PRIMARY  INDUSTRIES                     3,322,167.90       3,897,750.00           9.94%

REAL ESTATE
                      64,800   BLUEGREEN CORP (b)                                457,397.43         490,050.00
                                                                            ----------------  -----------------
                                 TOTAL REAL ESTATE                               457,397.43         490,050.00           1.25%

RETAIL
                      26,500   CAMERON ASHLEY BUILDING PROD (b)                  312,314.85         346,156.25
                      29,900   DEB SHOPS INC                                     330,482.57         448,500.00
                      91,500   ELDER BEERMAN STORES CORP NEW (b)               1,156,886.83       1,057,968.75
                      44,300   MICROAGE INC (b)                                  755,329.14         681,112.50
                      26,950   SCHULTZ SAV O STORES INC                          297,805.00         444,675.00
                                                                            ----------------  -----------------
                                 TOTAL RETAIL                                  2,852,818.39       2,978,412.50           7.59%

SOFTWARE
                     115,000   ENLIGHTEN SOFTWARE SOLUTIONS (b)                  416,875.00         265,937.50
                      67,300   ORCAD INC (b)                                     568,474.04         572,050.00
                      38,400   PROPHET 21 INC (b)                                163,200.00         410,400.00
                                                                            ----------------  -----------------
                                 TOTAL SOFTWARE                                1,148,549.04       1,248,387.50           3.18%

WHOLESALE TRADE-DURABLE GOODS
                      54,200   BALLANTYNE OMAHA INC (b)                          423,667.01         477,637.50
                      10,000   COMMERCIAL METALS CO                              254,009.10         277,500.00
                      17,600   POMEROY COMPUTER RESOURCES (b)                    284,391.24         396,000.00
                                                                            ----------------  -----------------
                                 TOTAL WHOLESALE TRADE-DURABLE GOODS             962,067.35       1,151,137.50           2.94%


See accompanying notes to investment securities                   11                                        (continued)


                                      CLEARWATER SMALL CAP FUND

                             SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1998

                   FACE                                                                                              PERCENT
                  AMOUNT                                                                             MARKET            OF
                OR SHARES                               SECURITY                    COST            VALUE (a)       NET ASSETS

CASH EQUIVALENTS

CASH OR CASH EQUIVALENT
                4,442,674.08   SSGA MONEY MARKET                               4,442,674.08       4,442,674.08          11.33%
                                                                            ----------------  -----------------  --------------

Grand Total (c)                                                               37,675,358.41      43,091,676.95         109.88%
                                                                            ================  =================  ==============


Notes to Investments in Securities

         (a)Securities are valued in accordance with proceduresdescribed in note 2 to the financial statements.

         (b)Currently non-income producing assets.

         (c)At December 31, 1998,  the cost for Federal  income tax purposes was
            $37,675,358.  The  aggregate gross   unrealized   appreciation   and
            depreciation investments in securities based of this cost were as follows:
               Gross unrealized appreciation             7,339,243.16
               Gross unrealized depreciation            (1,922,924.62)
                                                      ----------------
                 Net unrealized appreciation            $5,416,318.54
                                                      ================











See accompanying notes to investment securities                   12                                        (continued)